Document and Entity Information	12 Months Ended
Aug. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Lexaria Bioscience Corp.
Entity Central Index Key	0001348362
Entity Filer Category	Non-accelerated Filer
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333- 238915) (the “Registration Statement”) of Lexaria Bioscience Corp. (the “Company”) is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 11, 2020, to (i) include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2020 that was filed with the SEC on October 15, 2020 and (ii) to update certain other information in the Registration Statement. This Post-Effective Amendment No. 1 is also being filed to deregister 247,559 shares of the Company’s common stock that have been sold under the Registration Statement 22,570 shares of common stock underlying expired warrants and 2,000 shares of common stock underlying warrants due to failure to provide confirmation of ownership. For this reason, this Post-Effective Amendment No. 1 only includes 483,568 shares of the Company’s common stock registered under the Registration Statement. All share and per share information in this Post-Effective Amendment No. 1 has been adjusted to reflect a one-for-thirty reverse stock split of the Company’s common stock, which was effective at 4:30 P.M Eastern time on January 11, 2021. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Small Business	true
Entity Emerging Growth Company	false